Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense by Nature [line items]
Total restructuring charges	kr 549	kr 1,306	kr 798
Cost of sales [member]
Expense by Nature [line items]
Total restructuring charges	273	725	337
R&D expenses [member]
Expense by Nature [line items]
Total restructuring charges	137	411	344
Selling and administrative expenses [member]
Expense by Nature [line items]
Total restructuring charges	kr 139	kr 170	kr 117